RELATED PARTY TRANSACTIONS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related through common ownership to a major stockholder of approximately $2,000 for the three months ended March 31, 2024, and $4,000 for the three months ended March 31, 2023, respectively, and the related expense is recorded to technology and software development costs on the condensed consolidated statement of operations. Amounts due to this related party were $2,000 and $2,000 at March 31, 2024 and December 31, 2023, respectively.
The $540,000 related party payable at December 31, 2023, was repaid in January 2024, following completion of the issuance of $6.4 million aggregate principal amount of 8% Secured Convertible Notes and $1.6 million aggregate principal amount of 12% Secured Term Notes.
Jeffrey Harris, CEO, and Paul Sykes, CFO, both participated in the debt financing transaction completed on January 23, 2024. Jeffrey Harris purchased $320,000 8% Secured Convertible Notes, due 2026, and $80,000 12% Secured Term Notes, due 2026. Paul Sykes purchased $25,000 8% Secured Convertible Notes, due 2026, and $6,250 12% Secured Term Notes, due 2026.
There are two members of the board of directors at March 31, 2024, who are related parties to investors in the debt financing transaction completed on January 23, 2024. In aggregate these investors purchased $5.2 million 12% Secured Convertible Notes and $1.3 million 8% Secured Term Notes.

NOTE 8 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related through common ownership to a major stockholder of approximately $13,000 and $153,000 for the years ended December 31, 2023 and 2022, respectively. These amounts are included in technology and software development expenses. At December 31, 2023 and 2022, the Company has recorded $2,000 and $3,000, respectively, in accounts payable related to this related party vendor.
During 2023, SpringBig’s CEO, Jeffrey Harris, advanced and paid certain expenses on behalf of the Company of approximately $1.0 million for use in operations. As of December 31, 2023, the Company repaid Mr. Harris approximately $0.5 million. The remaining $0.5 million is included in current liabilities on the Company’s consolidated balance sheets.